Investments - Maturity Table (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 106,977	$ 571,609
Estimated Fair Value	102,105	594,747
Maturity 2038
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,005
Estimated Fair Value		1,073
Maturity 2039
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	14,409
Estimated Fair Value		15,047
Maturity 2042
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	30,580
Estimated Fair Value		27,571
Maturity 2043
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	60,983
Estimated Fair Value		$ 58,414